Pay vs Performance Disclosure - USD ($)	1 Months Ended	5 Months Ended	12 Months Ended					17 Months Ended
	Feb. 05, 2024	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 18, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation
S-K,
we are providing the following information about the relationship between the compensation “actually paid” (“CAP”) to the Company’s principal executive officer (the “PEO”) and non-PEO
NEOs (the
“Non-PEO
NEOs”) and certain aspects of the financial performance of the Company. The CAP to our NEOs as reported in this section does not reflect the actual amount of compensation earned, realized or received by our NEOs, but is a calculation derived from the total compensation reported for each NEO in the 2025 Summary Compensation Table (the “SCT”), as adjusted pursuant to the requirements of Item 402(v) of SEC Regulation
S-K.
While the Compensation and Human Capital Committee did not utilize CAP as defined by the SEC in making compensation decisions in 2025, see “Compensation Discussion and Analysis—A Philosophy of
Pay-For-Performance”
for further information concerning the Company’s philosophy of pay-for-performance.
P
AY
VERSUS
P
ERFORMANCE
T
ABLE

Y EAR	S UMMARY C OMPENSATION T ABLE T OTAL FOR T ODD P ENEGOR 1	C OMPENSATION A CTUALLY P AID TO T ODD P ENEGOR 2	S UMMARY C OMPENSATION T ABLE T OTAL FOR K IRK T ANNER 1	C OMPENSATION A CTUALLY P AID TO K IRK T ANNER 2	S UMMARY C OMPENSATION T ABLE T OTAL FOR K EN C OOK 1	C OMPENSATION A CTUALLY P AID TO K EN C OOK 2
(a)	($) (b)	($) (c)	($) (d)	($) (e)	($) (f)	($) (g)

2025	—	—	4,590,665	(9,474,133)	4,503,440	3,120,946

2024	3,291,979	(2,273,046)	17,308,117	14,121,842	—	—

2023	8,596,408	1,412,451	—	—	—	—

2022	8,005,313	6,651,234	—	—	—	—

2021	9,669,733	11,210,465	—	—	—	—

Y EAR	A VERAGE S UMMARY C OMPENSATION T ABLE T OTAL FOR N ON -PEO NEO S 3	A VERAGE C OMPENSATION A CTUALLY P AID TO N ON -PEO NEO S 4	V ALUE OF I NITIAL F IXED $100 I NVESTMENT B ASED O N :		N ET I NCOME ( IN MILLIONS ) 7	A DJUSTED EBITDA ( IN MILLIONS ) 8
			T OTAL S HAREHOLDER R ETURN 5	P EER G ROUP T OTAL S HAREHOLDER R ETURN 6
(a)	($) (h)	($) (i)	($) (j)	($) (k)	($) (l)	($) (m)

2025	3,897,226	2,324,360	46.93	143.16	165.1	522.4

2024	2,490,509	1,632,006	87.43	147.74	194.4	543.6

2023	2,746,501	686,555	97.52	134.36	204.4	535.9

2022	2,864,852	2,482,526	107.93	114.53	177.4	497.8

2021	3,463,434	3,974,600	111.00	123.02	200.4	467.0

(1)
The dollar amounts shown in columns (b), (d) and (f) reflect the amounts reported in the “Total” column of the SCT for each applicable year for Mr. Penegor (who was our PEO until February 5, 2024), Mr. Tanner (who was our PEO from February 5, 2024 until July 18, 2025) and
Mr. Cook
(who became our PEO on July
18
, 2025), respectively.

(2)
The dollar amounts shown in columns (c), (e) and (g) reflect the amount of CAP to Mr. Penegor, Mr. Tanner and Mr. Cook, respectively, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to

the amounts reported in the “Total” column of the SCT for Mr. Penegor, Mr. Tanner and Mr. Cook, as applicable, for each year to determine the CAP:

	T ODD P ENEGOR (PEO UNTIL F EBRUARY 5, 2024)
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total for Todd Penegor	—	3,291,979	8,596,408	8,005,313	9,669,733

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	—	—	(5,749,960)	(5,249,966)	(5,249,974)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	—	4,579,532	5,413,992	6,822,175

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—	(445,081)	(3,216,785)	(929,034)	(134,543)

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—	(1,234,151)	(3,121,640)	(803,357)	(49,181)

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(3,940,136)	—	—	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	54,343	324,895	214,286	152,255

CAP to Todd Penegor (a)	—	(2,273,046)	1,412,451	6,651,234	11,210,465

	K IRK T ANNER (PEO FROM F EBRUARY 5, 2024 UNTIL J ULY 18, 2025)
	2025 ($)	2024 ($)

SCT Total for Kirk Tanner	4,590,665	17,308,117

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(4,019,990)	(14,999,961)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	11,285,145

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—	—

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(143,572)	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(9,993,994)	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	92,757	528,540

CAP to Kirk Tanner (a)	(9,474,133)	14,121,842

K EN C OOK (PEO FROM J ULY 18, 2025)
2025 ($)

SCT Total for Ken Cook	4,503,440

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(3,114,980)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	1,808,010

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(135,380)

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	59,856

CAP to Ken Cook (a)	3,120,946

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; (iv) with respect to global systemwide sales growth-based performance unit awards and global Company-operated restaurant margin acceleration-based performance unit awards that are subject to a downward or upward adjustment of up to 25% based on relative total stockholder return, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date and also multiplied by the fair value of the relative total stockholder return modifier calculated by a Monte Carlo simulation model as of the applicable year-end
date; and (v) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

(3)
The dollar amounts shown in column (h) reflect the average
o
f the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each applicable year. For 2025, the
Non-PEO
NEOs consisted of Mr. Suerken, Mr. Wunsch and Mr. Min. For 2024, the
Non-PEO
NEOs consisted of Mr. Cook, Abigail Pringle, our former President, U.S., Mr. Wunsch, Ms. Radkoski and Gunther Plosch, our former Chief Financial Officer. For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, J. Kevin Vasconi, our former Chief Information Officer, Mr. Wunsch and Kurt A. Kane, our former President, U.S. and Chief Commercial Officer. For each of 2022 and 2021, the
Non-PEO
NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.

(4)
The dollar amounts shown in column (i) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Average SCT Total for Non-PEO NEOs	3,897,226	2,490,509	2,746,501	2,864,852	3,463,434

Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(2,698,315)	(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)

Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	1,474,646	943,814	868,100	1,559,732	1,867,954

Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(258,055)	(324,716)	(744,500)	(302,803)	22,280

Add or Deduct : Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(142,591)	(247,535)	(751,182)	(208,462)	638

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	(426,831)	—	—

Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	51,449	63,902	84,436	81,685	57,770

Average CAP to Non-PEO NEOs (a)	2,324,360	1,632,006	686,555	2,482,526	3,974,600

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

(5)	Assumes an initial investment of $100 on December 31, 2020, the last trading day of fiscal 2020 and a reinvestment of all dividends when received.

(6)
The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 31, 2020, the last trading day of fiscal 2020 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.

(7)
The dollar amounts reported represent the amount of the Company’s net income for the applicable year, each as calculated in accordance with accounting principles generally accepted in the United States of America (GAAP).

(8)
The Company has determined that adjusted EBITDA is the most important financial performance measure used by the Company to link CAP to our NEOs for the 2025 fiscal year to the Company’s performance. As used in this section, adjusted EBITDA reflects the Company’s reported financial results for the applicable fiscal year and is defined as earnings before interest, taxes, depreciation and amortization, as adjusted to exclude the impact of certain specific non-recurring
and unusual items. See
Annex A
for additional details regarding adjusted EBITDA.

Company Selected Measure Name			adjusted EBITDA
Named Executive Officers, Footnote	For 2025, the
Non-PEO
NEOs consisted of Mr. Suerken, Mr. Wunsch and Mr. Min. For 2024, the
Non-PEO
NEOs consisted of Mr. Cook, Abigail Pringle, our former President, U.S., Mr. Wunsch, Ms. Radkoski and Gunther Plosch, our former Chief Financial Officer. For 2023, the
Non-PEO
NEOs consisted of Mr. Plosch, Ms. Pringle, J. Kevin Vasconi, our former Chief Information Officer, Mr. Wunsch and Kurt A. Kane, our former President, U.S. and Chief Commercial Officer. For each of 2022 and 2021, the
Non-PEO
			NEOs consisted of Mr. Plosch, Mr. Kane, Ms. Pringle and Mr. Vasconi.
Peer Group Issuers, Footnote
(6)
The peer group reflected is the same market capitalization weighted peer group used by the Company for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
In addition, peer group total shareholder return is calculated using the same method the Company uses for purposes of compliance with Item 201(e)(1)(ii) of SEC Regulation
S-K.
Assumes an initial investment of $100 on December 31, 2020, the last trading day of fiscal 2020 and a reinvestment of all dividends when received. The companies that comprise this peer group are: Brinker International, Inc.; Chipotle Mexican Grill, Inc.; Darden Restaurants, Inc.; Dine Brands Global, Inc.; Domino’s Pizza, Inc.; Jack in the Box Inc.; McDonald’s Corporation; Papa John’s International, Inc.; Red Robin Gourmet Burgers, Inc.; Restaurant Brands International Inc.; Starbucks Corporation; The Wendy’s Company; and Yum! Brands, Inc.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts shown in columns (c), (e) and (g) reflect the amount of CAP to Mr. Penegor, Mr. Tanner and Mr. Cook, respectively, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to

the amounts reported in the “Total” column of the SCT for Mr. Penegor, Mr. Tanner and Mr. Cook, as applicable, for each year to determine the CAP:

	T ODD P ENEGOR (PEO UNTIL F EBRUARY 5, 2024)
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

SCT Total for Todd Penegor	—	3,291,979	8,596,408	8,005,313	9,669,733

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	—	—	(5,749,960)	(5,249,966)	(5,249,974)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	—	4,579,532	5,413,992	6,822,175

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—	(445,081)	(3,216,785)	(929,034)	(134,543)

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—	(1,234,151)	(3,121,640)	(803,357)	(49,181)

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	(3,940,136)	—	—	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	—	54,343	324,895	214,286	152,255

CAP to Todd Penegor (a)	—	(2,273,046)	1,412,451	6,651,234	11,210,465

	K IRK T ANNER (PEO FROM F EBRUARY 5, 2024 UNTIL J ULY 18, 2025)
	2025 ($)	2024 ($)

SCT Total for Kirk Tanner	4,590,665	17,308,117

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(4,019,990)	(14,999,961)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	—	11,285,145

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	—	—

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(143,572)	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	(9,993,994)	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	92,757	528,540

CAP to Kirk Tanner (a)	(9,474,133)	14,121,842

K EN C OOK (PEO FROM J ULY 18, 2025)
2025 ($)

SCT Total for Ken Cook	4,503,440

Deduct: Reported Value of Equity Awards Granted during Fiscal Year	(3,114,980)

Add : Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	1,808,010

Add or Deduct : Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(135,380)

Add or Deduct : Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	—

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—

Add : Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	59,856

CAP to Ken Cook (a)	3,120,946

(a)
The fair value or change in fair value, as applicable, of the equity awards described in the line items above was determined by reference to: (i) with respect to RSU awards, the closing price of our Common Stock on applicable year-end
dates or, in the case of vesting dates, the actual vesting price; (ii) with respect to cumulative free cash flow-based performance unit awards, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date; (iii) with respect to relative total shareholder return-based performance unit awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end
date(s) or, in the case of a vesting date, the actual vesting price and probability of achievement as of each such date; (iv) with respect to global systemwide sales growth-based performance unit awards and global Company-operated restaurant margin acceleration-based performance unit awards that are subject to a downward or upward adjustment of up to 25% based on relative total stockholder return, the same valuation methodology as RSU awards above except year-end
and vesting date values were multiplied by the probability of achievement as of each such date and also multiplied by the fair value of the relative total stockholder return modifier calculated by a Monte Carlo simulation model as of the applicable year-end
date; and (v) with respect to stock options, the fair value calculated by a Black-Scholes-Merton option pricing model as of the applicable year-end
or vesting date(s), determined based on the same methodology as used to determine grant date fair values but using the closing price of our Common Stock, risk-free interest rate, expected life in years, expected volatility and expected dividend yield as of the revaluation date.

Non-PEO NEO Average Total Compensation Amount			$ 3,897,226	$ 2,490,509	$ 2,746,501	$ 2,864,852	$ 3,463,434
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,324,360	1,632,006	686,555	2,482,526	3,974,600
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts shown in column (i) reflect the average amount of CAP to the
Non-PEO
NEOs as a group, as calculated in accordance with Item 402(v) of SEC Regulation
S-K
for each applicable year. In accordance with the requirements of Item 402(v) of SEC Regulation
S-K,
the following adjustments were made to the average of the amounts reported in the “Total” column of the SCT for the
Non-PEO
NEOs as a group for each year to determine the CAP:

	N ON -PEO NEO S
	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)

Average SCT Total for Non-PEO NEOs	3,897,226	2,490,509	2,746,501	2,864,852	3,463,434

Deduct: Average Reported Value of Equity Awards Granted during Fiscal Year	(2,698,315)	(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)

Add : Average Year-End Fair Value of Equity Awards Granted in the Year that are Outstanding and Unvested at Year-End	1,474,646	943,814	868,100	1,559,732	1,867,954

Add or Deduct : Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	(258,055)	(324,716)	(744,500)	(302,803)	22,280

Add or Deduct : Average Change in Fair Value from Prior Year End to Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	(142,591)	(247,535)	(751,182)	(208,462)	638

Deduct : Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	—	—	(426,831)	—	—

Add : Average Value of Dividends or other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	51,449	63,902	84,436	81,685	57,770

Average CAP to Non-PEO NEOs (a)	2,324,360	1,632,006	686,555	2,482,526	3,974,600

(a)	See footnote (2.a) above for a discussion of the determination of the fair value or change in fair value, as applicable, of the equity awards described in the line items above.

Compensation Actually Paid vs. Total Shareholder Return
CAP and the Company’s TSR, Net Income and Adjusted EBITDA
The tables below demonstrate the relationship
between
(i) CAP to our PEOs and the average amount of CAP to our
Non-PEO
NEOs and (ii) the Company’s TSR, net income and adjusted EBITDA for each of 2025, 2024, 2023, 2022 and 2021.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Company TSR and Peer Group TSR
The table below demonstrates the relationship between (i) the Company’s TSR and (ii) the weighted TSR of the Company’s peer group disclosed in footnote (6) to the Pay Versus Performance Table above, beginning on December 31, 2020 (the last trading day of fiscal 2020) and ending on December 26, 2025 (the last trading day of fiscal 2025).

Tabular List, Table
F
INANCIAL
P
ERFORMANCE
M
EASURES
As described in greater detail under the caption “Compensation Discussion and Analysis,” performance-based pay constitutes the most significant portion of target total direct compensation for the Company’s senior executives, consistent with the Company’s pay-for-performance
philosophy. In our assessment, the financial performance measures selected for use in the 2025 annual cash incentive plan and long-term equity incentive awards represent the most important financial performance measures used by the Company to link CAP to the Company’s NEOs during 2025 to the Company’s performance. These measures include:

•	Adjusted EBITDA;

•	Global Same-Restaurant Sales Growth;

•	Global Net Unit Growth;

•	Global Systemwide Sales Growth;

•	Global Company-Operated Restaurant Margin Acceleration; and

•	Relative Total Stockholder Return (TSR) (the Company’s TSR as compared to the Russell 3000 Restaurant index)
See “Compensation Discussion and Analysis” for additional details on how each of the financial performance measures listed above were used in the Company’s 2025 executive compensation program
.

Total Shareholder Return Amount			$ 46.93	87.43	97.52	107.93	111
Peer Group Total Shareholder Return Amount			143.16	147.74	134.36	114.53	123.02
Net Income (Loss)			$ 165,100,000	$ 194,400,000	$ 204,400,000	$ 177,400,000	$ 200,400,000
Company Selected Measure Amount			522,400,000	543,600,000	535,900,000	497,800,000	467,000,000
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name			Global Same-Restaurant Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name			Global Net Unit Growth
Measure:: 4
Pay vs Performance Disclosure
Name			Global Systemwide Sales Growth
Measure:: 5
Pay vs Performance Disclosure
Name			Global Company-Operated Restaurant Margin Acceleration; and
Measure:: 6
Pay vs Performance Disclosure
Name			Relative Total Stockholder Return (TSR) (the Company’s TSR as compared to the Russell 3000 Restaurant index)
Todd Penegor [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 3,291,979	$ 8,596,408	$ 8,005,313	$ 9,669,733
PEO Actually Paid Compensation Amount			0	(2,273,046)	$ 1,412,451	$ 6,651,234	$ 11,210,465
PEO Name	Mr. Penegor				Mr. Penegor	Mr. Penegor	Mr. Penegor
Kirk Tanner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,590,665	17,308,117	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount			(9,474,133)	14,121,842	0	0	0
PEO Name								Mr. Tanner
Ken Cook [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 4,503,440	4,503,440	0	0	0	0
PEO Actually Paid Compensation Amount		$ 3,120,946	3,120,946	0	0	0	0
PEO Name		Mr. Cook
PEO | Todd Penegor [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(5,749,960)	(5,249,966)	(5,249,974)
PEO | Todd Penegor [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	4,579,532	5,413,992	6,822,175
PEO | Todd Penegor [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(445,081)	(3,216,785)	(929,034)	(134,543)
PEO | Todd Penegor [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(1,234,151)	(3,121,640)	(803,357)	(49,181)
PEO | Todd Penegor [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(3,940,136)	0	0	0
PEO | Todd Penegor [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	54,343	324,895	214,286	152,255
PEO | Kirk Tanner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,019,990)	(14,999,961)
PEO | Kirk Tanner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	11,285,145
PEO | Kirk Tanner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Kirk Tanner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(143,572)	0
PEO | Kirk Tanner [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(9,993,994)	0
PEO | Kirk Tanner [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			92,757	528,540
PEO | Ken Cook [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (3,114,980)
PEO | Ken Cook [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,808,010
PEO | Ken Cook [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(135,380)
PEO | Ken Cook [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ken Cook [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Ken Cook [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 59,856
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,698,315)	(1,293,968)	(1,089,970)	(1,512,478)	(1,437,476)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,474,646	943,814	868,100	1,559,732	1,867,954
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(258,055)	(324,716)	(744,500)	(302,803)	22,280
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(142,591)	(247,535)	(751,182)	(208,462)	638
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(426,831)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 51,449	$ 63,902	$ 84,436	$ 81,685	$ 57,770